Employee benefit plans - Personnel Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Wages and Salaries	$ 18,609	$ 5,830	$ 6,214
Social security contributions	6,343	2,612	2,319
Net service costs	665	33	38
Total	$ 25,617	$ 8,475	$ 8,571